UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
March 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
New Jersey - 98.2%
Atlantic County Improvement Authority,
Stockton University GO, LR (Atlantic
City Campus Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/48	3,000,000		3,344,730
Bayonne,
General Improvement GO (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/39	1,000,000		1,108,830
Camden County Improvement Authority,
County Guaranteed Loan Revenue
(County Capital Program)	5.00	1/15/31	3,000,000		3,445,020
Camden County Improvement Authority,
County Guaranteed Loan Revenue
(County Capital Program)	5.00	1/15/32	2,695,000		3,082,649
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.00	2/15/34	1,000,000		1,077,240
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.75	2/15/42	5,000,000		5,482,750
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/37	2,500,000		2,868,325
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,679,025
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/21	685,000	[a]	638,523
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/26	745,000	[a]	580,176
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,683,616
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,530,375
Garden State Preservation Trust,
Revenue (Open Space and Farmland
Preservation Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.75	11/1/28	10,000,000		11,888,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
Gloucester County Improvement
Authority,
Revenue (Rowan University Project)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	11/1/30	1,000,000		1,148,620
Gloucester County Pollution Control
Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,083,450
Hudson County Improvement Authority,
County Secured LR (Hudson County
Vocational-Technical Schools Project)	5.00	5/1/46	2,500,000		2,823,725
Hudson County Improvement Authority,
Harrison Stadium Land Acquisition
Special Obligation Revenue (Harrison
Redevelopment Project) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/15/34	3,000,000	[a]	1,607,820
Irvington Township,
GO (Fiscal Year Adjustment Bonds and
General Improvement Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,223,800
Jersey City,
GO	5.00	11/1/33	400,000		467,248
Mercer County Improvement Authority,
County Secured Open Space Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,298,192
Middletown Township Board of
Education,
GO	5.00	8/1/25	1,000,000		1,074,270
Middletown Township Board of
Education,
GO	5.00	8/1/26	2,935,000		3,152,278
Monmouth County Improvement
Authority,
Governmental Pooled Loan Revenue	5.00	2/15/31	625,000		738,200
Monmouth County Improvement
Authority,
Governmental Pooled Loan Revenue	5.00	2/15/32	500,000		588,830
Monroe Township Board of Education,
School District GO	5.00	3/1/34	1,250,000		1,396,700
New Brunswick Parking Authority,
City Guaranteed Parking Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	9/1/35	2,000,000		2,274,640
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	3,000,000		3,258,450

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,900,029
New Jersey Economic Development
Authority,
Department of Human Services
Composite Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	595,000		596,511
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	3,166,889
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	2,403,981
New Jersey Economic Development
Authority,
MTR Vehicle Surcharges Revenue	5.00	7/1/33	1,000,000		1,078,990
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	3,500,000		3,848,180
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service
System Project) (Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	6,228,625
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service
System Project) (Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	5,408,700
New Jersey Economic Development
Authority,
Revenue (Provident Group - Rowan
Properties L.L.C. - Rowan University
Student Housing Project)	5.00	1/1/35	1,000,000		1,066,460
New Jersey Economic Development
Authority,
Revenue (Provident Group-Kean
Properties L.L.C. - Kean University
Student Housing Project)	5.00	7/1/37	650,000		701,506
New Jersey Economic Development
Authority,
Revenue (Provident Group-Kean
Properties L.L.C. - Kean University
Student Housing Project)	5.00	7/1/47	1,000,000		1,070,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
New Jersey Economic Development
Authority,
Revenue, Refunding (Provident Group-
Montclair Properties-State University
Student Housing Project) (Insured;
Assured Guaranty Municipal
Corporation)	5.00	6/1/42	1,000,000		1,110,860
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.75	9/1/23	385,000		414,737
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		11,864,900
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Prerefunded)	5.75	3/1/21	1,380,000	[c]	1,530,572
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	8,050,000		8,792,773
New Jersey Economic Development
Authority,
Special Facility Revenue, Refunding
(Port Newark Container Terminal LLC
Project)	5.00	10/1/47	7,500,000		8,069,250
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,183,210
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.60	11/1/34	6,600,000		6,970,326
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,243,050
New Jersey Educational Facilities
Authority,
Revenue (Kean University Issue)
(Prerefunded)	5.00	9/1/19	1,500,000	[c]	1,567,200
New Jersey Educational Facilities
Authority,
Revenue (New Jersey Institute of
Technology Issue)	5.00	7/1/31	2,000,000		2,122,360

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
New Jersey Educational Facilities
Authority,
Revenue (Princeton Theological
Seminary Issue) (Prerefunded)	5.00	7/1/20	1,800,000	[c]	1,931,040
New Jersey Educational Facilities
Authority,
Revenue (Princeton University)	5.00	7/1/34	1,000,000		1,190,620
New Jersey Educational Facilities
Authority,
Revenue (Princeton University)	5.00	7/1/34	2,000,000		2,381,240
New Jersey Educational Facilities
Authority,
Revenue (Ramapo College of New
Jersey Issue)	5.00	7/1/42	3,000,000		3,263,520
New Jersey Educational Facilities
Authority,
Revenue (Ramapo College of New
Jersey) (Insured; Assured Guaranty
Municipal Corporation)	5.00	7/1/34	2,000,000		2,292,920
New Jersey Educational Facilities
Authority,
Revenue (Seton Hall University Issue)
(Prerefunded)	6.25	7/1/19	5,000,000	[c]	5,282,000
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/35	1,600,000		1,782,624
New Jersey Educational Facilities
Authority,
Revenue (The College of New Jersey
Issue)	4.00	7/1/35	1,750,000		1,807,050
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/22	2,165,000		2,397,240
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/29	2,130,000		2,409,882
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/30	2,255,000		2,543,460
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)
(Insured; Assured Guaranty Corp.)	5.00	7/1/38	225,000		226,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)
(Insured; Build America Mutual
Assurance Company)	5.00	7/1/30	2,025,000		2,318,787
New Jersey Health Care Facilities
Financing Authority,
Revenue (Hackensack University
Medical Center Issue) (Prerefunded)	5.00	1/1/20	1,060,000	[c]	1,118,904
New Jersey Health Care Facilities
Financing Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/27	350,000		352,940
New Jersey Health Care Facilities
Financing Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	4.00	7/1/41	7,500,000		7,621,575
New Jersey Health Care Facilities
Financing Authority,
Revenue (Barnabas Health Issue)
(Prerefunded)	5.63	7/1/21	3,000,000	[c]	3,339,870
New Jersey Health Care Facilities
Financing Authority,
Revenue (General Hospital Center at
Passaic, Inc. Obligated Group Issue)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	6.75	7/1/19	220,000		227,726
New Jersey Health Care Facilities
Financing Authority,
Revenue (Hackensack Meridian Health)	5.00	7/1/39	1,500,000		1,709,370
New Jersey Health Care Facilities
Financing Authority,
Revenue (Hackensack University
Medical Center Issue) (Prerefunded)	5.00	1/1/20	1,720,000	[c]	1,814,050
New Jersey Health Care Facilities
Financing Authority,
Revenue (Inspira Health Obligated
Group Issue)	4.00	7/1/41	3,250,000		3,304,698
New Jersey Health Care Facilities
Financing Authority,
Revenue (Inspira Health Obligated
Group Issue)	5.00	7/1/46	3,000,000		3,324,240
New Jersey Health Care Facilities
Financing Authority,
Revenue (Inspira Health Obligated
Group)	5.00	7/1/42	3,500,000		3,923,150

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
New Jersey Health Care Facilities
Financing Authority,
Revenue (Kennedy Health System
Obligated Group Issue) (Prerefunded)	5.00	7/1/22	1,525,000	[c]	1,710,242
New Jersey Health Care Facilities
Financing Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,791,775
New Jersey Health Care Facilities
Financing Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,103,860
New Jersey Health Care Facilities
Financing Authority,
Revenue (Princeton HealthCare System
Issue)	5.00	7/1/39	2,000,000		2,204,100
New Jersey Health Care Facilities
Financing Authority,
Revenue (Robert Wood Johnson
Barnabas Health Obligated Group
Issue)	5.00	7/1/43	3,500,000		3,888,885
New Jersey Health Care Facilities
Financing Authority,
Revenue (Robert Wood Johnson
University Hospital Issue)
(Prerefunded)	5.00	1/1/20	4,950,000	[c]	5,216,310
New Jersey Health Care Facilities
Financing Authority,
Revenue (Saint Barnabas Health Care
System Issue) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	7/1/23	2,280,000	[a]	2,020,217
New Jersey Health Care Facilities
Financing Authority,
Revenue (Saint Joseph's Healthcare
System Obligated Group Issue)	5.00	7/1/41	1,000,000		1,076,130
New Jersey Health Care Facilities
Financing Authority,
Revenue (St. Joseph's Healthcare
Systems Obligation Group)	5.00	7/1/36	2,790,000		3,010,550
New Jersey Health Care Facilities
Financing Authority,
Revenue (University Hospital Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/46	2,000,000		2,206,560
New Jersey Health Care Facilities
Financing Authority,
Revenue (Virtua Health Issue) (Insured;
Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,219,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
New Jersey Health Care Facilities
Financing Authority,
State Contract Revenue (Hospital Asset
Transformation Program)
(Prerefunded)	5.25	10/1/18	8,000,000	[c]	8,141,600
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/21	1,800,000		1,951,182
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/25	465,000		484,781
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,180,000		1,229,572
New Jersey Higher Educational
Assistance Authority,
Student Loan Revenue	5.00	12/1/27	1,000,000		1,124,710
New Jersey Housing and Mortgage
Finance Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000		7,171,640
New Jersey Housing and Mortgage
Finance Agency,
SFHR	5.20	10/1/25	3,525,000		3,594,583
New Jersey Institute of Technology,
GO	5.00	7/1/31	3,385,000		3,843,938
New Jersey Institute of Technology,
Revenue	5.00	7/1/32	695,000		759,545
New Jersey Institute of Technology,
Revenue (Prerefunded)	5.00	7/1/22	305,000	[c]	342,710
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	12/15/23	7,000,000		7,847,910
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	2,500,000		2,678,175
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	6.00	12/15/38	6,565,000		6,743,174
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.25	12/15/22	5,000,000		5,563,700
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	0.00	12/15/24	1,000,000	[a]	768,950

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.00	12/15/32	3,000,000		3,005,790
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/33	20,000,000	[a]	10,494,400
New Jersey Turnpike Authority,
Revenue	5.00	1/1/31	2,500,000		2,900,725
New Jersey Turnpike Authority,
Revenue	5.00	1/1/35	1,500,000		1,716,765
New Jersey Turnpike Authority,
Revenue, Refunding	5.00	1/1/40	1,000,000		1,142,420
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	2,000,000		2,243,240
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/25	3,000,000		3,472,800
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/26	2,000,000		2,222,300
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/34	2,000,000		2,244,300
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/45	4,000,000		4,433,480
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,618,120
New Jersey Turnpike Authority,
Turnpike Revenue (Prerefunded)	5.00	1/1/22	3,000,000	[c]	3,333,360
New Jersey Turnpike Authority,
Turnpike Revenue, Refunding	5.00	1/1/31	2,500,000		2,938,125
New Jersey Turnpike Authority,
Turnpike Revenue, Refunding	5.00	1/1/35	1,000,000		1,155,960
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/24	605,000		664,907
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/42	10,320,000		11,146,529
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)
(Prerefunded)	5.00	6/1/22	395,000	[c]	441,405
North Jersey District Water Supply
Commission,
Sewer Revenue (Wanaque South
Project) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	6.00	7/1/19	495,000		509,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 167th Series)	5.00	9/15/24	2,400,000		2,583,768
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 167th Series)	5.50	9/15/26	7,600,000		8,280,656
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 172nd Series)	5.00	10/1/33	5,000,000		5,438,600
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	2,000,000		2,265,740
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000		3,424,500
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/31	2,270,000		2,542,786
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/21	2,555,000		2,807,868
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/44	9,730,000		10,718,957
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	4,295,000		4,859,234
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	3,000,000		3,605,880
Port Authority of New York and New
Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	5.00	12/1/20	2,000,000		2,094,720
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/30	7,550,000	[a]	4,968,504
Rutgers, The State University,
GO	5.00	5/1/26	5,000,000		5,638,300
Rutgers, The State University,
GO	5.00	5/1/34	1,600,000		1,832,944
Salem County Pollution Control Financing
Authority,
PCR (Chambers Project)	5.00	12/1/23	1,000,000		1,076,920
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,184,000
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/19	1,900,000	[c]	1,959,071

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 98.2% (continued)
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/42	1,500,000	1,621,230
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/48	1,000,000	1,075,800
South Jersey Transportation Authority,
Transportation System Revenue	5.00	11/1/23	4,250,000	4,777,297
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.63	6/1/26	4,000,000	4,003,440
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	1,600,000	1,605,184
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.75	6/1/34	2,800,000	2,799,944
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	13,050,000	13,049,608
				441,041,548
U.S. Related - .7%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	3,000,000	3,200,070
Total Investments (cost $424,379,031)			98.9%	444,241,618
Cash and Receivables (Net)			1.1%	4,958,457
Net Assets			100.0%	449,200,075

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at
$2,530,375 or .56% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	444,241,618	-	444,241,618

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2018, accumulated net unrealized appreciation on investments was $19,862,587, consisting of $22,580,473 gross unrealized appreciation and $2,717,886 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)